Fair Value of Financial Instruments - Schedule of Financial assets and Liabilities (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Value by Using Key Inputs [Line Items]
Marketable securities	$ 49,000	$ 115,000	$ 403,000
Digital assets	787,000	1,016,000	2,097,000
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Recurring [Member]
Schedule of Fair Value by Using Key Inputs [Line Items]
Marketable securities	49,000	115,000	403,000
Digital assets	787,000	1,016,000
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Recurring [Member]
Schedule of Fair Value by Using Key Inputs [Line Items]
Marketable securities
Digital assets
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Recurring [Member]
Schedule of Fair Value by Using Key Inputs [Line Items]
Marketable securities
Digital assets